Investments (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of investments accounted for using equity method [text block] [Abstract]
Schedule of investments [Table Text Block]
($000s)	January 1, 2019	Disposition	Fair value through other comprehensive loss	Loss of associates	Impairment	Additions	Other comprehensive loss	December 31, 2019

Current assets:
Investment in marketable securities	2,858	(110)	284	-	-	-	-	3,032

Non-current assets:
Investment in associate	2,460	-	-	(200)	-	101	-	2,361
($000s)	January 1, 2018	Disposition	Fair value through other comprehensive loss	Loss of associates	Impairment	Additions	Other comprehensive loss	December 31, 2018

Current assets:
Investment in marketable securities	3,435	-	(577)	-	-	-	-	2,858

Non-current assets:
Investment in associate	3,426	-	-	(160)	(1,336)	530	-	2,460